8. Inventories	12 Months Ended
Dec. 31, 2014
Inventories

	2014	2013
	US$’000	US$’000

Raw materials	146	124
Work in progress	38	47
Finished goods	359	323

	543	494

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2014, and 2013, provision for obsolete and slow moving inventories amounted to US$8,000 and US$29,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.

ZHEJIANG TIANLAN
Inventories
	2014	2013
	RMB’000	RMB’000

Raw materials	9,121	7,425
Work in progress	6,360	5,485
Finished goods	573	2,066

	16,054	14,976

ZHEJIANG JIAHUAN
Inventories
	2014	2013
	RMB’000	RMB’000

Raw materials	3,763	2,680
Work in progress	9,840	15,068
Finished goods	18,646	20,410

	32,249	38,158